Significant Accounting Policies, Net (Loss) Income Per Common Stock (Q3) (Details) - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Denominator [Abstract]
Weighted average shares outstanding, basic (in shares)					4,915,068	5,750,000
Weighted average shares outstanding, diluted (in shares)					4,915,068	5,750,000
Basic net (loss) income per common share (in dollars per share)					$ 0.44	$ 0.4
Diluted net (loss) income per common share (in dollars per share)					$ 0.44	$ 0.4
Class A Common Stock [Member]
Net Income Per Common Stock [Abstract]
Units issued (in shares)			22,700,000			22,700,000
Share price (in dollars per share)	$ 11.5		$ 11.5			$ 11.5
Number of shares issued upon exercise of warrant (in shares)	0	0	0	0	0	0
Numerator [Abstract]
Allocation of net (loss) income	$ (881,804)	$ 1,524,478	$ (497,798)	$ 7,785,699	$ 1,684,834	$ 9,224,091
Denominator [Abstract]
Weighted average shares outstanding, basic (in shares)	5,702,791	23,000,000	12,925,801	23,000,000	3,843,836	23,000,000
Weighted average shares outstanding, diluted (in shares)	5,702,791	23,000,000	12,925,801	23,000,000	3,843,836	23,000,000
Basic net (loss) income per common share (in dollars per share)	$ (0.15)	$ 0.07	$ (0.04)	$ 0.34	$ 0.44	$ 0.4
Diluted net (loss) income per common share (in dollars per share)	$ (0.15)	$ 0.07	$ (0.04)	$ 0.34	$ 0.44	$ 0.4
Class B Ordinary Shares [Member]
Numerator [Abstract]
Allocation of net (loss) income	$ (889,103)	$ 381,120	$ (221,444)	$ 1,946,425	$ 2,144,335	$ 2,306,023
Denominator [Abstract]
Weighted average shares outstanding, basic (in shares)	5,750,000	5,750,000	5,750,000	5,750,000	4,915,068	5,750,000
Weighted average shares outstanding, diluted (in shares)	5,750,000	5,750,000	5,750,000	5,750,000	4,915,068	5,750,000
Basic net (loss) income per common share (in dollars per share)	$ (0.15)	$ 0.07	$ (0.04)	$ 0.34	$ 0.44	$ 0.4
Diluted net (loss) income per common share (in dollars per share)	$ (0.15)	$ 0.07	$ (0.04)	$ 0.34	$ 0.44	$ 0.4